Rule 497(e)

Registration Nos. 333-146827 and 811-22135

Innovator ETFs Trust

(the “Trust”)

Innovator Double Stacker 9 Buffer ETF™ – October

Innovator Double Stacker ETF™ – October

Innovator Triple Stacker ETF™ – October

(each, a “Fund” and together, the “Funds”)

Supplement To each Fund’s Prospectus
Dated March 1, 2021

September 23, 2021

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the outcome period of approximately one year. The current Outcome Period will end on September 30, 2021, and each Fund will commence a new outcome period that will begin on October 1, 2021 and end on September 30, 2022. Each Fund’s Cap will not be determined until the start of the new outcome period on October 1, 2021. As of September 22, 2021, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Estimated Cap Range
Innovator Double Stacker 9 Buffer ETF™ – October	DBOC

S&P 500 ETF Cap: 4.52% – 5.55%

(4.12% – 5.15% after taking into account the Fund’s unitary management fee)

QQQ ETF Cap:4.52% – 5.55%

(4.12% – 5.15% after taking into account the Fund’s unitary management fee)

Cumulative Fund Cap: 9.05% – 11.11%

(8.26% – 10.32% after taking into account the Fund’s unitary management fee)

Innovator Double Stacker ETF™ – October	DSOC

S&P 500 ETF Cap: 7.82% – 8.82%

(7.42% – 8.42% after taking into account the Fund’s unitary management fee)

QQQ ETF Cap: 7.82% – 8.82%

(7.42% – 8.42% after taking into account the Fund’s unitary management fee)

Cumulative Fund Cap: 15.64% – 17.64%

(14.85% – 16.85% after taking into account the Fund’s unitary management fee)

Innovator Triple Stacker ETF™ – October	TSOC

S&P 500 ETF Cap: 4.85% – 5.72%

(4.58% – 5.45% after taking into account the Fund’s unitary management fee)

QQQ ETF Cap: 4.85% – 5.72%

(4.58% – 5.45% after taking into account the Fund’s unitary management fee)

Russell 2000 ETF Cap: 4.85% – 5.72%

(4.58% – 5.45% after taking into account the Fund’s unitary management fee)

Cumulative Fund Cap: 14.56% – 17.17%

(13.77% – 16.38% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference